Notes on the Consolidated Statements of Operations and Comprehensive Loss - Employee benefits are allocated to costs and expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement [Line Items]
Total employee benefits expenses	€ 27,164	€ 19,940	€ 15,426
Cost of revenue
Consolidated Income Statement [Line Items]
Total employee benefits expenses	254	465	520
Sales and marketing expenses
Consolidated Income Statement [Line Items]
Total employee benefits expenses	3,865	3,183	2,921
Customer service expenses
Consolidated Income Statement [Line Items]
Total employee benefits expenses	2,766	2,459	2,153
Technical operations and development expenses
Consolidated Income Statement [Line Items]
Total employee benefits expenses	12,341	6,386	5,712
General and administrative expenses
Consolidated Income Statement [Line Items]
Total employee benefits expenses	7,938	7,447	4,120
Total employee benefits
Consolidated Income Statement [Line Items]
Total employee benefits expenses	€ 27,164	€ 19,940	€ 15,426